Operating Segment - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue		$ 1,166,014	$ 1,180,022
Cost of sales		(742,985)	(777,248)
Gross margin		423,029	402,774
Operating (expenses) income		(221,493)	(234,072)
Corporate administration expenses		(23,443)	(24,370)
Other income		2,714	7,119
Impairment charges	$ (600,000)	(596,906)
Income (loss) before finance items and taxes		(416,099)	151,451
Finance income		106,335	154,668
Finance costs		(10,021)	(52,489)
Income (loss) from operations before taxes		(319,785)	253,630
Income and other taxes		(157,133)	140,644
Income (loss) for the year		(476,918)	394,274
Depreciation and depletion		192,052	211,201
Capital additions		1,753,728	1,684,732
Current assets		2,465,706	3,526,587
Non-current assets		10,356,688	9,785,400
Current liabilities		520,649	534,406
Non-current liabilities		4,370,688	4,366,796
Net increase (decrease) in cash		48,918	158,284
Operating segments [member] | Oyu Tolgoi [member]
Disclosure of operating segments [line items]
Revenue		1,166,014	1,180,022
Cost of sales		(742,985)	(777,248)
Gross margin		423,029	402,774
Operating (expenses) income		(271,547)	(284,063)
Other income		2,498	7,105
Impairment charges		(596,906)
Income (loss) before finance items and taxes		(442,926)	125,816
Finance income		29,719	46,993
Finance costs		(456,382)	(388,388)
Income (loss) from operations before taxes		(869,589)	(215,579)
Income and other taxes		(90,590)	165,803
Income (loss) for the year		(960,179)	(49,776)
Depreciation and depletion		193,183	211,201
Capital additions		1,753,728	1,684,732
Current assets		380,830	409,733
Non-current assets		10,311,721	9,447,857
Current liabilities		486,337	508,551
Non-current liabilities		10,870,018	9,695,964
Net increase (decrease) in cash		(37,813)	67,599
Corporate and other eliminations [member]
Disclosure of operating segments [line items]
Operating (expenses) income		50,054	49,991
Corporate administration expenses		(23,443)	(24,370)
Other income		216	14
Income (loss) before finance items and taxes		26,827	25,635
Finance income		76,616	107,675
Finance costs		446,361	335,899
Income (loss) from operations before taxes		549,804	469,209
Income and other taxes		(66,543)	(25,159)
Income (loss) for the year		483,261	444,050
Depreciation and depletion		(1,131)
Current assets		2,084,876	3,116,854
Non-current assets		44,967	337,543
Current liabilities		34,312	25,855
Non-current liabilities		(6,499,330)	(5,329,167)
Net increase (decrease) in cash		$ 86,731	$ 90,685